Supplement Dated October 30, 2017

To

Prospectuses Dated May 1, 2017

This supplement is intended for distribution with prospectuses dated May 1, 2017, for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Medallion Executive Variable Life	Majestic Performance Survivorship Variable Universal Life
Medallion Executive Variable Life II	Medallion Variable Life
Medallion Executive Variable Life III	Protection Variable Universal Life
Majestic Variable Universal Life	Variable Estate Protection
Majestic Variable Universal Life 98	Variable Estate Protection Plus
Variable Master Plan Plus	Variable Estate Protection Edge
Majestic Variable COLI	Performance Executive Variable Life
Majestic Variable Estate Protection	Performance Survivorship Variable Universal Life
Majestic Variable Estate Protection 98	Medallion Variable Universal Life Plus
Majestic Performance VUL	Medallion Variable Universal Life Edge
eVariable Life	Medallion Variable Universal Life Edge II
Protection VUL	Flex V1
Accumulator	Flex V2
EPVUL	SPVL
VUL Protector	SVUL
VLI	Accumulation VUL
CVUL

Please note that certain of the investment options described in this supplement may not be available to you under your policy. For more information on the investment options available under your policy, please refer to your prospectus or contact our Service Office.

Portfolio Mergers

Effective after the close of business on October 27, 2017, the portfolios of John Hancock Variable Insurance Trust listed below under “Acquired Portfolios” merged into the corresponding John Hancock Variable Insurance Trust portfolio listed below under “Acquiring Portfolios.”

Acquired Portfolios	Acquiring Portfolios
American New World	Emerging Markets Value
Core Strategy	Lifestyle Growth PS
Value	Mid Cap Index

As a result, you will not be able to allocate your policy value or any premium payments to an investment account corresponding with one of the Acquired Portfolios after October 27, 2017. Any reference in your product prospectus to the Acquired Portfolios should be replaced with the names of the corresponding Acquiring Portfolios.

Portfolio Name Changes

Effective after the close of business on October 27, 2017, we amend the Table of Investment Options and Investment Subadvisers to reflect the following portfolio name changes:

Current Name	New Name
500 Index B	500 Index
International Equity Index B	International Equity Index
Lifestyle Aggressive MVP	Managed Volatility Aggressive

Lifestyle Balanced MVP	Managed Volatility Balanced
Lifestyle Conservative MVP	Managed Volatility Conservative
Lifestyle Growth MVP	Managed Volatility Growth
Lifestyle Moderate MVP	Managed Volatility Moderate
Lifestyle Growth PS	Lifestyle Growth
Total Bond Market B	Total Bond Market

Portfolio Closure

After the close of business on October 27, 2017, the Alpha Opportunities portfolio will no longer be available for new investment. Policy owners with policy value allocated to the Alpha Opportunities portfolio at the close of business on October 27, 2017, may continue to allocate premium or transfer policy value to and from the Alpha Opportunities portfolio, pursuant to the terms of the contract and prospectus. The Table of Investment Options and Investment Subadvisers has been amended to reflect the Alpha Opportunities portfolio closure to new investments.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL2 11/2017

333-164150	333-164163	333-164154	333-124150
333-164151	333-164165	333-164157	333-157212
333-164152	333-164166	333-164158	333-85284
333-164153	333-164167	333-164159	333-126668
333-164156	333-164168	333-164160	333-127543
333-164155	333-164169	333-164171	333-131134
333-164161	333-164170	333-164172	333-152407
333-164162	333-164173	333-164175	333-131299
333-164164	333-164174	333-164176	333-131139
333-152406	333-152409	333-132905	333-157213
333-88748	333-100567	333-100664
333-71136	333-85296
333-100579	333-88972
333-124150	333-33504

Supplement Dated October 30, 2017

This supplement is intended for distribution with prospectuses dated May 1, 2017, for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Protection VUL 2012
Survivorship Variable Universal Life
Majestic Performance VUL
Protection Variable Universal Life

Portfolio Name Change:

Effective after the close of business on October 27, 2017, we amend the Table of Investment Options and Investment Subadvisers to reflect the following portfolio name changes:

Current Name	New Name
Lifestyle Balanced PS	Lifestyle Balanced
Lifestyle Conservative PS	Lifestyle Conservative
Lifestyle Moderate PS	Lifestyle Moderate

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

333-131299	333-132905
333-141692	333-141693
333-157212	333-157213
333-179570	333-179571

VLI ProdSupp VL1 10/2017